Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Summary of employee benefits expense

	2025	2024	2023
	US$m	US$m	US$m
Employee benefits	580	521	494
Share-based payments	20	23	39
Defined contribution plan costs	57	51	53
Defined benefit plan expense	17	7	17
	674	602	603

Summary of information about key management personnel compensation	Key management personnel (KMP) compensation for the financial year was as follows:

	2025	2024	2023
	US$	US$	US$
Short-term employee benefits	6,410,306	6,810,215	5,245,763
Post-employment benefits	332,015	262,790	215,856
Share-based payments[1]	(2,270,325)	5,265,736	3,693,072
Long-term employee benefits	147,755	483,452	213,562
Termination benefits	488,133	724,287	—
	5,107,884	13,546,480	9,368,253
1.The amounts relating to share-based payments includes the reversal of accounting expenditure as a result of the forfeiture of unvested Restricted
Shares and Performance Rights for Ms O’Neill.

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]	The number of awards and movements for all share plans are summarised as follows:

	Number of performance awards
	Employee plans		Executive plans
	WEP	SWEP	Short-term awards[4]	Long-term awards[4]
Year ended 31 December 2025
Opening balance	11,763,078	457,570	1,551,668	2,449,046
Granted during the year[1,2,3]	5,492,943	66,486	1,405,321	661,432
Vested during the year	(2,941,963)	(360,416)	(570,338)	(337,761)
Forfeited during the year	(482,636)	(11,526)	(224,927)	(934,223)
Awards at 31 December 2025	13,831,422	152,114	2,161,724	1,838,494

	US$m	US$m	US$m	US$m
Fair value of awards granted during the year	65	1	21	8

	Number of performance awards
	Employee plans		Executive plans
	WEP	SWEP	Short-term awards[4]	Long-term awards[4]
Year ended 31 December 2024
Opening balance	9,125,440	1,556,573	1,066,237	2,696,552
Granted during the year[1,2,3]	5,188,220	48,179	918,543	364,378
Vested during the year	(1,833,896)	(1,038,583)	(231,156)	(250,149)
Forfeited during the year	(716,686)	(108,599)	(201,956)	(361,735)
Awards at 31 December 2024	11,763,078	457,570	1,551,668	2,449,046

	US$m	US$m	US$m	US$m
Fair value of awards granted during the year	70	1	18	8
1.For the purpose of valuation, the share price on grant date for the 2025 WEP allocations was $11.85 (2024: $13.54).
2.For the purpose of valuation, the share price on grant date for the 2025 SWEP allocations was $12.89 (2024: $16.04).
3.For the purpose of valuation, the share price on grant date for Restricted Shares was $15.21 and $14.37 (2024: $19.74 and $19.33) and Performance
Rights was $9.14 (2024:$12.89).
4.Includes awards issued under Executive Incentive Plan (EIP), EIS and PBP Plus. Short-term awards relate to awards with a vesting period of less than five years. Long-term awards relate to awards with a vesting period of 5 years.